Revenue - Summary Of Revenue Information By Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Information By Geographical Region [Line Items]
Total revenue	$ 1,007	$ 549	$ 1,554	$ 3,856
United States
Revenue Information By Geographical Region [Line Items]
Total revenue			1,215	3,848
Japan
Revenue Information By Geographical Region [Line Items]
Total revenue			332	4
Others
Revenue Information By Geographical Region [Line Items]
Total revenue			$ 7	$ 4